Employee Benefits (Details) - Schedule of post-employee benefits - Separate management entities [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits (Details) - Schedule of post-employee benefits [Line Items]
Short-term benefits	$ 432	$ 263
Post-employment benefits	$ 292	$ 265